INVESTMENT PROPERTIES	6 Months Ended
Jun. 30, 2024
INVESTMENT PROPERTIES
INVESTMENT PROPERTIES
NOTE 8. INVESTMENT PROPERTIES
The table below sets forth the conciliation between the initial and ending balances of the market value of investment properties of Consolidated Interim Statement of Financial Position at the end of the period:

	June 30, 2024	December 31, 2023
	In millions of COP
Balance at January 1, 2024	4,709,911	3,994,058

Acquisitions (1)	694,492	294,569
Subsequent expenditure recognised as an asset	90,392	170,920
Sales/Write-offs	(123,597)	(21,194)
Amount reclassified from premises and equipment (2)	—	39,096
Gains on valuation (3)	51,820	232,462

Balance at June 30, 2024 (4)	5,423,018	4,709,911

(1)	In 2024, corresponds to PA Cedis Sodimac for COP 461,815 and Constellation for COP 161,247.
(2)
In 2023, the amount to relates properties from FCP Fondo Inmobiliario Colombia that were reclassified from premises and equipment to investment property, because they are held for obtaining profits and capital appreciation.

(3)
In 2023 the difference with the line Investment property valuation included in Other operating income included in the annual report of the 2023 Consolidated Financial Statements corresponds to the gain recorded for the acquisition in advantageous conditions.

(4)	Between June 30, 2024 and December 31, 2023, there were no transfers in and out of Level 3 fair value hierarchy related to investment properties. See Note 22. Fair value of assets and liabilities.
The following amounts related to the leasing of investment properties were recognized in income and expense as of June 30, 2024 and 2023:

	June 30, 2024	June 30, 2023
	In millions of COP
Income from rentals	145,419	62,475
Operating expenses due to:
Investment properties that generated income through rentals	22,476	11,651
Investment properties that did not generate income through rentals	5,883	3,353
Currently, there are no restrictions on the use or income derived from the buildings or lands that the Bank has as investment property.
The fair value of the Bank’s investment properties for the period ending on June 30, 2024 and December 31, 2023, has been recorded according to the assessment made by independent external consulting companies that have the appropriate capacity and experience in performing those assessments. The appraisers are either approved by the Property Market Auctions of Colombia or foreign appraisers, who are required to provide a second signature by a Colombia appraiser accredited by the Property Market Auctions.
Fair value appraisals are carried out in accordance with IFRS 13. The reports made by the external consulting company contain the description of the valuation methodologies used, and key assumptions such as: discount rates, calculation of applied expenses and income approach, among others. The fair value of the investment properties is based on the comparative market approach, which reflects the prices of recent transactions with similar characteristics. In determining the fair value of these assets, the highest and best use of these assets is their current use and there are no changes in the valuation technique during the reported period. For further information about measurement techniques and inputs used by consulting companies, see Note 19. Fair Value of assets and liabilities.
As of June 30, 2024 and December 31, 2023, the Bank does not have investment properties held under financial leases.